Annual Total Returns - Fidelity Freedom® 2015 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2015 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2015 Fund - Class K
Bar Chart Table:
Annual Return 2018	(4.38%)
Annual Return 2019	16.37%
Annual Return 2020	12.50%
Annual Return 2021	7.31%